SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Offering Costs (Details)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred offering costs	$ 214,647